Changes in accounting policies, comparability and adjustments	12 Months Ended
Dec. 31, 2018
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments

b) Changes in accounting policies, comparability and other adjustments, excluding the effects of adoption of IFRS 9, Financial Instruments

1) Changes in functional and presentation currency

Change in functional currencies

As a consequence of legal entity structural changes over recent years – notably the transfer of the Personal & Corporate Banking and Global Wealth Management businesses booked in Switzerland from UBS AG to UBS Switzerland AG, and the creation of UBS Business Solutions AG, which houses a significant portion of the employees and associated costs that were previously held in UBS AG’s Head Office in Switzerland and UBS AG’s London Branch – a concentration of US dollar-influenced and -managed business activities now exist in UBS AG’s Head Office in Switzerland and UBS AG’s London Branch. In addition, from the fourth quarter of 2018, for risk management purposes UBS adopted the US dollar as the risk-neutral currency and has adjusted its structural risk positions accordingly. As a result of these changes, effective from 1 October 2018, the functional currency of UBS Group AG and UBS AG’s Head Office in Switzerland changed prospectively from Swiss francs to US dollars and that of UBS AG’s London Branch changed from British pounds to US dollars, in compliance with the requirements of IAS 21, The Effects of Changes in Foreign Exchange Rates.

Change in presentation currency

In 2018, the presentation currency of UBS Group AG’s consolidated financial statements has changed from Swiss francs to US dollars to align with the functional currency changes of significant Group entities. UBS has restated prior periods for this voluntary presentational change in line with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, from 1 January 2004. This point in time represented the earliest date from which it was practicable to perform a restatement, given the lack of sufficiently reliable data for earlier periods. As a consequence, foreign currency translation (FCT) gains or losses prior to 2004 have been disregarded, with FCT effects first calculated from 1 January 2004 onward. In addition, UBS has included a second comparative balance sheet as of 1 January 2017 in line with IAS 1, Presentation of Financial Statements.

Income and expenses as well as Other comprehensive income (OCI) were translated to US dollars at the respective average exchange rates prevailing for the relevant periods. Additionally, Other income was restated to reflect releases of FCT gains or losses from OCI to the income statement when calculated under the new US dollar presentation currency. The effect of such restatements for 2018, 2017 and 2016 was not material to the income statements of these periods.

Assets, liabilities and total equity were translated at closing exchange rates prevailing on the respective balance sheet dates, after reflection of deferred tax effects relating to the restatement. Share capital issued, share premium and treasury shares held were translated at historic average rates, whereby differences between historic average rate and closing exchange rate realized upon repayment of share capital or disposal of treasury shares were reported as Share premium. Cumulative amounts recognized in OCI in respect of cash flow hedges and financial assets measured at FVOCI (prior to 1 January 2018: financial assets classified as available for sale) were translated at closing exchange rate as of respective balance sheet dates, with any translation effects adjusted through Retained earnings.

The restated FCT balance as of 1 October 2018 included a cumulative gain of USD 767 million related to previously applied net investment hedges entered into by UBS Group AG or UBS AG’s Head Office to hedge investments in foreign operations against their former Swiss franc functional currency.

The restated basic and diluted earnings per share (EPS) were USD 0.26 and USD 0.25 for the year ended 31 December 2017, which compares to CHF 0.28 and CHF 0.27 basic and diluted EPS under the previous Swiss franc presentation currency. For the year ended 31 December 2016, restated basic and diluted EPS were USD 0.90 and USD 0.88, which compares to CHF 0.86 and CHF 0.84 basic and diluted EPS under the previous Swiss franc presentation currency.

Effect of the change in the Group’s presentation currency from Swiss francs to US dollars

	As of or for the year ended
	31.12.17
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	395	385
Share premium	23,598	26,613	25,942
Treasury shares	(2,210)	(2,189)	(2,133)
Retained earnings	25,932	33,599	32,752
Other comprehensive income recognized directly in equity, net of tax	4,838	(5,880)	(5,732)
Equity attributable to shareholders	52,495	52,538	51,214
Equity attributable to non-controlling interests	59	59	57
Total equity	52,554	52,597	51,271

Income statement
Other income	511	515	509
Total operating income	29,622	29,627	29,067
Operating profit / (loss) before tax	5,351	5,355	5,268
Tax expense / (benefit)	4,305	4,234	4,139
Net profit / (loss)	1,046	1,121	1,128
Net profit / (loss) attributable to non-controlling interests	77	77	76
Net profit / (loss) attributable to shareholders	969	1,044	1,053

	As of or for the year ended
	31.12.16
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)
Balance sheet
Equity
Share capital	338	378	385
Share premium	25,958	27,761	28,254
Treasury shares	(2,362)	(2,210)	(2,249)
Retained earnings	25,029	31,170	31,725
Other comprehensive income recognized directly in equity, net of tax	3,953	(4,416)	(4,494)
Equity attributable to shareholders	52,916	52,683	53,621
Equity attributable to non-controlling interests	670	670	682
Total equity	53,586	53,353	54,302

Income statement
Other income	663	603	599
Total operating income	28,729	28,669	28,320
Operating profit / (loss) before tax	4,209	4,149	4,090
Tax expense / (benefit)	777	816	805
Net profit / (loss)	3,432	3,333	3,286
Net profit / (loss) attributable to non-controlling interests	84	84	82
Net profit / (loss) attributable to shareholders	3,348	3,250	3,204
	As of or for the year ended
	31.12.15
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	384	385
Share premium	28,966	31,113	31,164
Treasury shares	(1,806)	(1,690)	(1,693)
Retained earnings	22,672	29,455	29,504
Other comprehensive income recognized directly in equity, net of tax	5,166	(4,040)	(4,047)
Equity attributable to shareholders	55,336	55,221	55,313
Equity attributable to non-controlling interests	1,992	1,992	1,995
Total equity	57,328	57,213	57,308
1 Amounts presented in this column represent a translation of the previously published information under a Swiss franc presentation currency, translated to US dollars using a simplified approach. Assets, liabilities and equity were translated to US dollars at closing exchange rates prevailing on the respective balance sheet dates, and income and expenses were translated at the respective average rates prevailing for the relevant periods.

2) IFRS 15, Revenue from Contracts with Customers

Effective from 1 January 2018, UBS adopted IFRS 15, Revenue from Contracts with Customers, which replaced IAS 18, Revenue, and establishes principles for revenue recognition that apply to all contracts with customers except those relating to financial instruments, leases and insurance contracts. The standard requires an entity to recognize revenue as performance obligations are satisfied.

IFRS 15 specifies that variable consideration is only recognized when the related performance obligation has been satisfied and to the extent that it is highly probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

IFRS 15 also provides guidance on when revenues and expenses should be presented on a gross or net basis and establishes a cohesive set of disclosure requirements for information on the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers.

As permitted by the transitional provisions of IFRS 15, UBS elected not to restate comparative figures. Instead, the cumulative effect of initially applying the standard was recognized as an adjustment to the opening balance of retained earnings. A transition adjustment of USD 28 million on a pre-tax basis and USD 25 million net of tax was posted to retained earnings to reverse income recognized prior to 1 January 2018 under IAS 18 that must be deferred under IFRS 15, either owing to the variable consideration constraint (asset management performance fees of USD 16 million) or because UBS does not have an enforceable right to a specified amount of consideration (commission-sharing agreements for research services of USD 11 million).

The adoption of IFRS 15 resulted in changes to UBS’s accounting policies applicable from 1 January 2018 as set out in Note 1a.

Following the adoption of IFRS 15, fee and commission income is presented in the income statement separately from fee and commission expense.

Where UBS is acting as principal as defined by IFRS 15, costs of fulfilling contracts are required by IFRS 15 to be presented separately in the income statement within Fee and commission expense. Where UBS is acting as agent as defined by IFRS 15, costs of fulfilling contracts are required to be presented as a reduction in Fee and commission income. This resulted in a reclassification of certain brokerage fees paid in an agency capacity from Fee and commission expense to Fee and commission income from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients.

Other presentation changes

In addition to the IFRS 15 changes, certain revenues presented within Fee and commission income, primarily distribution fees and fund management fees, have been reclassified between reporting lines in Note 4 to better reflect the nature of the revenues, with comparative-period information restated accordingly. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily affecting clearing costs, client loyalty costs, and fund and custody expenses. As the effect of this reclassification was not material, prior-period information was not restated.

  Refer to Note 4 for more information on the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers

3) Changes in segment reporting

Effective from the first quarter of 2018, UBS combined its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division. Global Wealth Management is managed on an integrated basis, with a single set of performance targets and a unified operating plan and management structure. Consistent with this, the operating results of Global Wealth Management are presented and assessed on an integrated basis in internal management reports to the Group Executive Board, which is considered the chief operating decision maker pursuant to IFRS 8, Operating Segments. Consequently, beginning from 2018, Global Wealth Management qualifies as an operating and reportable segment for the purposes of segment reporting and is presented alongside Personal & Corporate Banking, Asset Management, the Investment Bank, and Corporate Center (with its units Services, Group Asset and Liability Management and Non-core and Legacy Portfolio).

4) IFRS 7, Financial Instruments: Disclosures

IFRS 7, Financial Instruments: Disclosures, was updated in line with IFRS 9, Financial Instruments. UBS adopted the revised requirements on 1 January 2018, which is the date of initial application of IFRS 9. IFRS 9 transition disclosures as set out by IFRS 7 are presented in Note 1c.

In line with amendments to IFRS 7, from 1 January 2018, UBS separately presents hedging gains and losses recognized during the period in the statement of comprehensive income and the amounts reclassified to the income statement. More specifically, the effective portion of changes in fair value of hedging instruments designated as net investment hedges (before tax) recognized in other comprehensive income and the amounts reclassified to the income statement, previously included within Foreign currency translation movements, before tax and Foreign exchange amounts reclassified to the income statement from equity, are now presented in Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax and Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement, respectively.

Furthermore, the line Foreign exchange amounts reclassified to the income statement from equity was renamed to Foreign currency translation differences on foreign operations reclassified to the income statement, and the line Income tax relating to foreign currency translation movements was renamed to Income tax relating to foreign currency translations, including the effect of net investment hedges.

In addition, while retaining hedge accounting under IAS 39, from 2018 the Group presents new disclosures to reflect the effects of hedge accounting on the Group’s financial statements as required by consequential amendments of IFRS 7. The enhanced disclosures are included in the “Derivatives transacted for hedging purposes” section of Note 28. Specifically, hedging disclosures now include a more extensive description of UBS’s hedging strategies as risk management tools, and effects of hedge accounting on financial position and performance are structured in tabular format. These additional disclosures are presented prospectively from 1 January 2018.

5) Amendments to IAS 1, Presentation of Financial Statements

In line with amendments to IAS 1, Presentation of Financial Statements, from 1 January 2018, in the income statement, UBS presents interest income and interest expense, calculated using the effective interest method, on financial instruments measured at amortized cost and financial assets measured at fair value through other comprehensive income separately from interest income and expense on financial instruments measured at fair value through profit or loss.

  Refer to Note 3 for more information

6) Change in presentation of forward points on certain long-duration foreign exchange contracts transacted as economic hedges

Effective from 1 January 2018, UBS refined the presentation of forward points on certain long-duration foreign exchange contracts transacted as economic hedges, transferring the forward points from Other net income from fair value changes on financial instruments (prior to 1 January 2018: Net trading income) to Interest income from financial instruments measured at fair value through profit or loss to align with the presentation of forward points on certain short-duration foreign exchange contracts. The amount of forward points on certain long-duration foreign exchange contracts recognized in Interest income from financial instruments measured at fair value through profit or loss did not have a material effect on the Group’s financial statements and prior periods have not been restated.

7) IFRS Interpretations Committee, Payments relating to taxes other than income tax

During the second quarter of 2018, UBS refined its treatment of prepayments or overpayments in relation to uncertain tax positions outside of the scope of IAS 12, Income Taxes, following the IFRS Interpretation Committee’s discussion on Payments relating to taxes other than income tax. More specifically, prepayments for uncertain tax positions that have not yet given rise to a liability are recognized as assets because UBS will either receive a cash rebate or a benefit through the extinguishment of a future liability. Adoption of the change did not have a material effect on UBS’s financial statements.

UBS AG
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments

b) Changes in accounting policies, comparability and other adjustments, excluding the effects of adoption of IFRS 9, Financial Instruments

1) Changes in functional and presentation currency

Change in functional currencies

As a consequence of legal entity structural changes over recent years – notably the transfer of the Personal & Corporate Banking and Global Wealth Management businesses booked in Switzerland from UBS AG to UBS Switzerland AG, and the creation of UBS Business Solutions AG, which houses a significant portion of the employees and associated costs that were previously held in UBS AG’s Head Office in Switzerland and UBS AG’s London Branch – a concentration of US dollar-influenced and -managed business activities now exist in UBS AG’s Head Office in Switzerland and UBS AG’s London Branch. In addition, from the fourth quarter of 2018, for risk management purposes UBS AG adopted the US dollar as the risk-neutral currency and has adjusted its structural risk positions accordingly. As a result of these changes, effective from 1 October 2018, the functional currency of UBS AG’s Head Office in Switzerland changed prospectively from Swiss francs to US dollars and that of UBS AG’s London Branch changed from British pounds to US dollars, in compliance with the requirements of IAS 21, The Effects of Changes in Foreign Exchange Rates.

Change in presentation currency

In 2018, the presentation currency of UBS AG’s consolidated financial statements has changed from Swiss francs to US dollars to align with the functional currency changes of significant Group entities. UBS AG has restated prior periods for this voluntary presentational change in line with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, from 1 January 2004. This point in time represented the earliest date from which it was practicable to perform a restatement, given the lack of sufficiently reliable data for earlier periods. As a consequence, foreign currency translation (FCT) gains or losses prior to 2004 have been disregarded, with FCT effects first calculated from 1 January 2004 onward. In addition, UBS AG has included a second comparative balance sheet as of 1 January 2017 in line with IAS 1, Presentation of Financial Statements.

Income and expenses as well as Other comprehensive income (OCI) were translated to US dollars at the respective average exchange rates prevailing for the relevant periods. Additionally, Other income was restated to reflect releases of FCT gains or losses from OCI to the income statement when calculated under the new US dollar presentation currency. The effect of such restatements for 2018, 2017 and 2016 was not material to the income statements of these periods.

Assets, liabilities and total equity were translated at closing exchange rates prevailing on the respective balance sheet dates, after reflection of deferred tax effects relating to the restatement. Share capital issued, share premium and treasury shares held were translated at historic average rates, whereby differences between historic average rate and closing exchange rate realized upon repayment of share capital or disposal of treasury shares were reported as Share premium. Cumulative amounts recognized in OCI in respect of cash flow hedges and financial assets measured at FVOCI (prior to 1 January 2018: financial assets classified as available for sale) were translated at closing exchange rate as of respective balance sheet dates, with any translation effects adjusted through Retained earnings.

The restated FCT balance as of 1 October 2018 included a cumulative gain of USD 767 million related to previously applied net investment hedges entered into by UBS AG’s Head Office to hedge investments in foreign operations against their former Swiss franc functional currency.

	As of or for the year ended
	31.12.17
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	396	386
Share premium	24,633	27,663	26,966
Retained earnings	22,189	29,855	29,102
Other comprehensive income recognized directly in equity, net of tax	4,828	(5,884)	(5,736)
Equity attributable to shareholders	51,987	52,030	50,718
Equity attributable to non-controlling interests	59	58	57
Total equity	52,046	52,088	50,775

Income statement
Other income	952	956	939
Total operating income	30,044	30,049	29,479
Operating profit / (loss) before tax	5,076	5,080	4,998
Tax expense / (benefit)	4,242	4,171	4,077
Net profit / (loss)	834	909	921
Net profit / (loss) attributable to preferred noteholders	73	73	72
Net profit / (loss) attributable to non-controlling interests	4	4	4
Net profit / (loss) attributable to shareholders	758	833	845

	As of or for the year ended
	31.12.16
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	379	386
Share premium	27,154	28,989	29,505
Retained earnings	21,480	27,771	28,265
Other comprehensive income recognized directly in equity, net of tax	3,985	(4,415)	(4,494)
Equity attributable to shareholders	52,957	52,724	53,662
Equity attributable to preferred noteholders	631	631	642
Equity attributable to non-controlling interests	39	39	40
Total equity	53,627	53,393	54,343

Income statement
Other income	749	689	685
Total operating income	28,831	28,770	28,421
Operating profit / (loss) before tax	4,188	4,128	4,069
Tax expense / (benefit)	753	792	781
Net profit / (loss)	3,435	3,336	3,288
Net profit / (loss) attributable to preferred noteholders	80	80	78
Net profit / (loss) attributable to non-controlling interests	4	4	4
Net profit / (loss) attributable to shareholders	3,351	3,252	3,207
	As of or for the year ended
	31.12.15
In million	Under a USD presentation currency (restated)(USD)	USD based on a simple translation of CHF presentation currency[1]	Under a CHF presentation currency(CHF)

Balance sheet
Equity
Share capital	338	385	386
Share premium	27,126	29,429	29,477
Retained earnings	22,664	29,385	29,433
Other comprehensive income recognized directly in equity, net of tax	5,144	(4,040)	(4,047)
Equity attributable to shareholders	55,272	55,157	55,248
Equity attributable to preferred noteholders	1,951	1,951	1,954
Equity attributable to non-controlling interests	41	41	41
Total equity	57,264	57,149	57,243
1 Amounts presented in this column represent a translation of the previously published information under a Swiss franc presentation currency, translated to US dollars using a simplified approach. Assets, liabilities and equity were translated to US dollars at closing exchange rates prevailing on the respective balance sheet dates, and income and expenses were translated at the respective average rates prevailing for the relevant periods.

2) IFRS 15, Revenue from Contracts with Customers

Effective from 1 January 2018, UBS AG adopted IFRS 15, Revenue from Contracts with Customers, which replaced IAS 18, Revenue, and establishes principles for revenue recognition that apply to all contracts with customers except those relating to financial instruments, leases and insurance contracts. The standard requires an entity to recognize revenue as performance obligations are satisfied.

IFRS 15 specifies that variable consideration is only recognized when the related performance obligation has been satisfied and to the extent that it is highly probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

IFRS 15 also provides guidance on when revenues and expenses should be presented on a gross or net basis and establishes a cohesive set of disclosure requirements for information on the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers.

As permitted by the transitional provisions of IFRS 15, UBS AG elected not to restate comparative figures. Instead, the cumulative effect of initially applying the standard was recognized as an adjustment to the opening balance of retained earnings. A transition adjustment of USD 28 million on a pre-tax basis and USD 25 million net of tax was posted to retained earnings to reverse income recognized prior to 1 January 2018 under IAS 18 that must be deferred under IFRS 15, either owing to the variable consideration constraint (asset management performance fees of USD 16 million) or because UBS AG does not have an enforceable right to a specified amount of consideration (commission-sharing agreements for research services of USD 11 million).

The adoption of IFRS 15 resulted in changes to UBS AG’s accounting policies applicable from 1 January 2018 as set out in Note 1a.

Following the adoption of IFRS 15, fee and commission income is presented in the income statement separately from fee and commission expense.

Where UBS AG is acting as principal as defined by IFRS 15, costs of fulfilling contracts are required by IFRS 15 to be presented separately in the income statement within Fee and commission expense. Where UBS AG is acting as agent as defined by IFRS 15, costs of fulfilling contracts are required to be presented as a reduction in Fee and commission income. This resulted in a reclassification of certain brokerage fees paid in an agency capacity from Fee and commission expense to Fee and commission income from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients.

Other presentation changes

In addition to the IFRS 15 changes, certain revenues presented within Fee and commission income, primarily distribution fees and fund management fees, have been reclassified between reporting lines in Note 4 to better reflect the nature of the revenues, with comparative-period information restated accordingly. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily affecting clearing costs, client loyalty costs, and fund and custody expenses. As the effect of this reclassification was not material, prior-period information was not restated.

  Refer to Note 4 for more information on the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers

3) Changes in segment reporting

Effective from the first quarter of 2018, UBS AG combined its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division. Global Wealth Management is managed on an integrated basis, with a single set of performance targets and a unified operating plan and management structure. Consistent with this, the operating results of Global Wealth Management are presented and assessed on an integrated basis in internal management reports. Consequently, beginning from 2018, Global Wealth Management qualifies as an operating and reportable segment for the purposes of segment reporting and is presented alongside Personal & Corporate Banking, Asset Management, the Investment Bank, and Corporate Center (with its units Services, Group Asset and Liability Management and Non-core and Legacy Portfolio).

4) IFRS 7, Financial Instruments: Disclosures

IFRS 7, Financial Instruments: Disclosures, was updated in line with IFRS 9, Financial Instruments. UBS AG adopted the revised requirements on 1 January 2018, which is the date of initial application of IFRS 9. IFRS 9 transition disclosures as set out by IFRS 7 are presented in Note 1c.

In line with amendments to IFRS 7, from 1 January 2018, UBS AG separately presents hedging gains and losses recognized during the period in the statement of comprehensive income and the amounts reclassified to the income statement. More specifically, the effective portion of changes in fair value of hedging instruments designated as net investment hedges (before tax) recognized in other comprehensive income and the amounts reclassified to the income statement, previously included within Foreign currency translation movements, before tax and Foreign exchange amounts reclassified to the income statement from equity, are now presented in Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax and Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement, respectively.

Furthermore, the line Foreign exchange amounts reclassified to the income statement from equity was renamed to Foreign currency translation differences on foreign operations reclassified to income statement, and the line Income tax relating to foreign currency translation movements was renamed to Income tax relating to foreign currency translations, including the effect of net investment hedges.

In addition, while retaining hedge accounting under IAS 39, from 2018 UBS AG presents new disclosures to reflect the effects of hedge accounting on its financial statements as required by consequential amendments of IFRS 7. The enhanced disclosures are included in the “Derivatives transacted for hedging purposes” section of Note 28. Specifically, hedging disclosures now include a more extensive description of UBS AG’s hedging strategies as risk management tools, and effects of hedge accounting on financial position and performance are structured in tabular format. These additional disclosures are presented prospectively from 1 January 2018.

5) Amendments to IAS 1, Presentation of Financial Statements

In line with amendments to IAS 1, Presentation of Financial Statements, from 1 January 2018, in the income statement, UBS presents interest income and interest expense, calculated using the effective interest rate method, on financial instruments measured at amortized cost and financial assets measured at fair value through other comprehensive income separately from interest income and expense on financial instruments measured at fair value through profit or loss.

  Refer to Note 3 for more information

6) Change in presentation of forward points on certain long-duration foreign exchange contracts transacted as economic hedges

Effective from 1 January 2018, UBS AG refined the presentation of forward points on certain long-duration foreign exchange contracts transacted as economic hedges, transferring the forward points from Other net income from fair value changes on financial instruments (prior to 1 January 2018: Net trading income) to Interest income from financial instruments measured at fair value through profit or loss to align with the presentation of forward points on certain short-duration foreign exchange contracts. The amount of forward points on certain long-duration foreign exchange contracts recognized in Interest income from financial instruments measured at fair value through profit or loss did not have a material effect on UBS AG’s financial statements and prior periods have not been restated.

7) IFRS Interpretations Committee, Payments relating to taxes other than income tax

During the second quarter of 2018, UBS AG refined its treatment of prepayments or overpayments in relation to uncertain tax positions outside of the scope of IAS 12, Income Taxes, following the IFRS Interpretation Committee’s discussion on Payments relating to taxes other than income tax. More specifically, prepayments for uncertain tax positions that have not yet given rise to a liability are recognized as assets because UBS AG will either receive a cash rebate or a benefit through the extinguishment of a future liability. Adoption of the change did not have a material effect on UBS AG’s financial statements.